Restricted Net Assets (Details) - Consolidated VIE and VIE's subsidiaries - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Net Assets
Required percentage of annual appropriations to general reserve fund	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%
General reserve fund	¥ 83,040,502	¥ 79,750,650
Share capital	402,718,537	407,718,537
Restricted net assets, including general reserve and registered capital	¥ 485,759,039	¥ 487,469,187